Financial Assets and Financial Liabilities (Details) - Schedule of foreign currency risk - CNY (¥) ¥ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Currency Risk At Plus Five Percentage [Member] | United States [Member]
Financial Assets and Financial Liabilities (Details) - Schedule of foreign currency risk [Line Items]
Change in exchange rate	5.00%	5.00%
Effect on loss before tax	¥ (284)	¥ 6,060
Currency Risk At Plus Five Percentage [Member] | Hong Kong [Member]
Financial Assets and Financial Liabilities (Details) - Schedule of foreign currency risk [Line Items]
Change in exchange rate	5.00%	5.00%
Effect on loss before tax	¥ (6)	¥ (18)
Currency Risk At Minus Five Percentage [Member] | United States [Member]
Financial Assets and Financial Liabilities (Details) - Schedule of foreign currency risk [Line Items]
Change in exchange rate	(5.00%)	(5.00%)
Effect on loss before tax	¥ 284	¥ (6,060)
Currency Risk At Minus Five Percentage [Member] | Hong Kong [Member]
Financial Assets and Financial Liabilities (Details) - Schedule of foreign currency risk [Line Items]
Change in exchange rate	(5.00%)	(5.00%)
Effect on loss before tax	¥ 6	¥ 18